Subsequent Events	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
26.
SUBSEQUENT EVENTS

The Group has evaluated subsequent events through August 14, 2024, which is the date when the unaudited condensed consolidated interim financial statements were available to be issued.

Announcement of Updated Strategic Focus and Leadership Team Changes

On July 3, 2024, the Company announced its updated strategic focus for the clinical development of vebreltinib by focusing on NSCLC patients with MET amplification. In August, Sanjeev Redkar, Ph.D., Company co-founder and President, and Peony Yu, M.D., Chief Medical Officer, transitioned to consulting roles.